Deferred Commission Payable (Details Narrative) - USD ($) $ / shares in Units, $ in Thousands	9 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Deferred commissions payable, non-current liability	$ 5,739
Alliance Global Partners [Member]
Cash fee received	$ 6,500
Sale of private placement units, net of offering costs	1,300,000
Warrants purchase, shares	54,000
Exercise price	$ 11.00
Deferred payment fees	$ 5,700
Annual interest rate	5.50%
Deferred commissions payable, non-current liability	$ 5,700
Accrued interest	$ 7